Deferred purchase price - Maturity analysis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred purchase price
Deferred purchase price	$ 1,058,206	$ 7,619,581	$ 3,618,902
Less than one year (current)
Deferred purchase price
Deferred purchase price	988,038	7,425,488
One to five years (non-current)
Deferred purchase price
Deferred purchase price	70,168	194,093
Shotl Transportation, S.L.
Deferred purchase price
Deferred purchase price	627,158	1,004,987
Urbvan Mobility Ltd.
Deferred purchase price
Deferred purchase price	425,313	1,598,729
Door2Door GmbH
Deferred purchase price
Deferred purchase price	$ 5,735	15,865
Voltlines
Deferred purchase price
Deferred purchase price		$ 5,000,000